Shareholder Report		12 Months Ended
	Sep. 01, 2024	Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key		0000793597
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2025
C000014890
Shareholder Report [Line Items]
Fund Name		DWS International Growth Fund
Class Name		Class A
Trading Symbol		SGQAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Growth Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.13%

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 9.82% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's index, the MSCI ACWI ex USA Index, returned 15.42% for the same period.

Stock selection played the largest role in the Fund’s underperformance relative to the MSCI ACWI ex-USA Index. The Fund experienced the weakest results in the information technology sector, where shares of the IT services providers Globant SA (0.7%) and Capgemini SE (0.9%) were hurt by corporations’ slower spending and shift away from large digital transformation projects toward AI-related initiatives. The Netherlands-based semiconductor producer ASML Holding NV (2.1%) also detracted. The company lowered its 2025 revenue guidance, and it came under pressure from weakness in business lines related to consumer electronics and industrial production. The Fund’s holdings underperformed in the industrials sector, as well. Rentokil Initial PLC (0.9%) and Schneider Electric SE (1.4%), which were hurt by slowing growth and weaker demand, respectively, were the two largest detractors. Outside of these two sectors, Marsh & McLennan Companies, Inc. (1.9%) and Novo Nordisk A/S (0.9%) were the most notable detractors. Sector allocation also detracted from performance in the annual period, with an overweight in the underperforming healthcare sector accounting for nearly all of the shortfall.

On the positive side, the Fund strongly outperformed in communication services thanks to a position in the music streaming platform Spotify Technology SA (2.7%). The company reported record profits and a rising number of users, and it demonstrated the ability to monetize its user base more effectively. The consumer discretionary sector was another area of robust relative performance. Sportradar Group AG (0.8%), a provider of real-time sports data services, reported several strong quarterly results as it capitalized on the global expansion of sports betting. Positions in Amer Sports, Inc. (0.7%), a producer of sports equipment and apparel, and Auto1 Group SE (0.8%), a digital auto sales marketplace operator that reported better-than-expected growth, further contributed. Elsewhere in the portfolio, Agnico Eagle Mines Ltd. (1.8%) — a beneficiary of rising precious metals prices — was a key contributor.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI ex USA Index
'15	$9,425	$10,000
'15	$9,021	$9,536
'15	$9,524	$10,246
'15	$9,518	$10,035
'15	$9,319	$9,846
'16	$8,661	$9,176
'16	$8,644	$9,071
'16	$9,250	$9,809
'16	$9,326	$10,067
'16	$9,389	$9,897
'16	$9,071	$9,746
'16	$9,521	$10,227
'16	$9,518	$10,292
'16	$9,571	$10,419
'16	$9,230	$10,269
'16	$9,273	$10,032
'16	$9,322	$10,288
'17	$9,577	$10,653
'17	$9,895	$10,823
'17	$10,054	$11,097
'17	$10,345	$11,335
'17	$10,679	$11,702
'17	$10,785	$11,739
'17	$11,023	$12,171
'17	$11,099	$12,235
'17	$11,321	$12,462
'17	$11,410	$12,697
'17	$11,456	$12,800
'17	$11,663	$13,086
'18	$12,276	$13,815
'18	$11,557	$13,163
'18	$11,388	$12,931
'18	$11,504	$13,138
'18	$11,480	$12,834
'18	$11,364	$12,593
'18	$11,547	$12,894
'18	$11,533	$12,624
'18	$11,537	$12,682
'18	$10,393	$11,650
'18	$10,446	$11,761
'18	$9,667	$11,228
'19	$10,471	$12,077
'19	$10,923	$12,313
'19	$11,120	$12,386
'19	$11,656	$12,713
'19	$10,996	$12,031
'19	$11,844	$12,755
'19	$11,767	$12,601
'19	$11,552	$12,212
'19	$11,659	$12,526
'19	$12,011	$12,963
'19	$12,262	$13,077
'19	$12,684	$13,644
'20	$12,505	$13,277
'20	$11,746	$12,228
'20	$10,188	$10,457
'20	$11,105	$11,250
'20	$11,901	$11,618
'20	$12,529	$12,143
'20	$13,139	$12,684
'20	$13,773	$13,227
'20	$13,544	$12,902
'20	$13,095	$12,625
'20	$14,663	$14,323
'20	$15,485	$15,097
'21	$15,268	$15,130
'21	$15,374	$15,429
'21	$15,336	$15,624
'21	$15,994	$16,084
'21	$16,336	$16,587
'21	$16,401	$16,480
'21	$16,591	$16,208
'21	$17,265	$16,517
'21	$16,228	$15,988
'21	$16,841	$16,369
'21	$16,031	$15,632
'21	$16,707	$16,278
'22	$15,277	$15,678
'22	$14,320	$15,368
'22	$14,299	$15,393
'22	$12,893	$14,426
'22	$12,910	$14,530
'22	$11,557	$13,280
'22	$12,412	$13,734
'22	$11,795	$13,292
'22	$10,512	$11,964
'22	$11,006	$12,322
'22	$12,353	$13,776
'22	$11,794	$13,673
'23	$13,032	$14,782
'23	$12,473	$14,263
'23	$12,955	$14,612
'23	$13,097	$14,866
'23	$12,759	$14,325
'23	$13,286	$14,968
'23	$13,601	$15,577
'23	$13,093	$14,873
'23	$12,367	$14,403
'23	$11,751	$13,809
'23	$12,959	$15,052
'23	$13,615	$15,808
'24	$13,634	$15,651
'24	$14,218	$16,048
'24	$14,681	$16,549
'24	$14,082	$16,252
'24	$14,711	$16,724
'24	$14,626	$16,708
'24	$15,108	$17,095
'24	$15,586	$17,582
'24	$15,714	$18,055
'24	$15,152	$17,169
'24	$15,321	$17,014
'24	$14,850	$16,683
'25	$15,680	$17,355
'25	$15,748	$17,596
'25	$15,441	$17,556
'25	$15,843	$18,190
'25	$16,499	$19,024
'25	$17,018	$19,669
'25	$16,624	$19,613
'25	$17,116	$20,293

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	9.82%	4.44%	6.15%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	3.51%	3.21%	5.52%
MSCI ACWI ex USA Index	15.42%	8.94%	7.33%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 474,359,949
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 2,840,113
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	474,359,949
Number of Portfolio Holdings	81
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	2,840,113

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	23%
Information Technology	18%
Industrials	16%
Health Care	14%
Consumer Discretionary	9%
Communication Services	9%
Materials	4%
Consumer Staples	3%
Energy	3%

Geographical Diversification

Country	% of Net Assets
Germany	16%
France	13%
United States	9%
Switzerland	9%
Netherlands	6%
United Kingdom	6%
Singapore	6%
Canada	6%
China	5%
Japan	5%
Other	18%

Ten Largest Equity Holdings

Holdings	31.5% of Net Assets
DBS Group Holdings Ltd. (Singapore)	4.0%
Allianz SE (Germany)	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3.6%
Lonza Group AG (Switzerland)	3.3%
Deutsche Boerse AG (Germany)	3.2%
Brookfield Corp. (Canada)	3.1%
SAP SE (Germany)	3.0%
Spotify Technology SA (Sweden)	2.7%
Tencent Holdings Ltd. (China)	2.7%
Vinci SA (France)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.17% to 1.12%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.17% to 1.12%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000014893
Shareholder Report [Line Items]
Fund Name		DWS International Growth Fund
Class Name		Class C
Trading Symbol		SGQCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Growth Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.88%

Gross expense ratio as of the latest prospectus: 2.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 196
Expense Ratio, Percent		1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 9.00% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's index, the MSCI ACWI ex USA Index, returned 15.42% for the same period.

Stock selection played the largest role in the Fund’s underperformance relative to the MSCI ACWI ex-USA Index. The Fund experienced the weakest results in the information technology sector, where shares of the IT services providers Globant SA (0.7%) and Capgemini SE (0.9%) were hurt by corporations’ slower spending and shift away from large digital transformation projects toward AI-related initiatives. The Netherlands-based semiconductor producer ASML Holding NV (2.1%) also detracted. The company lowered its 2025 revenue guidance, and it came under pressure from weakness in business lines related to consumer electronics and industrial production. The Fund’s holdings underperformed in the industrials sector, as well. Rentokil Initial PLC (0.9%) and Schneider Electric SE (1.4%), which were hurt by slowing growth and weaker demand, respectively, were the two largest detractors. Outside of these two sectors, Marsh & McLennan Companies, Inc. (1.9%) and Novo Nordisk A/S (0.9%) were the most notable detractors. Sector allocation also detracted from performance in the annual period, with an overweight in the underperforming healthcare sector accounting for nearly all of the shortfall.

On the positive side, the Fund strongly outperformed in communication services thanks to a position in the music streaming platform Spotify Technology SA (2.7%). The company reported record profits and a rising number of users, and it demonstrated the ability to monetize its user base more effectively. The consumer discretionary sector was another area of robust relative performance. Sportradar Group AG (0.8%), a provider of real-time sports data services, reported several strong quarterly results as it capitalized on the global expansion of sports betting. Positions in Amer Sports, Inc. (0.7%), a producer of sports equipment and apparel, and Auto1 Group SE (0.8%), a digital auto sales marketplace operator that reported better-than-expected growth, further contributed. Elsewhere in the portfolio, Agnico Eagle Mines Ltd. (1.8%) — a beneficiary of rising precious metals prices — was a key contributor.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI ex USA Index
'15	$10,000	$10,000
'15	$9,568	$9,536
'15	$10,095	$10,246
'15	$10,081	$10,035
'15	$9,865	$9,846
'16	$9,162	$9,176
'16	$9,136	$9,071
'16	$9,773	$9,809
'16	$9,846	$10,067
'16	$9,909	$9,897
'16	$9,565	$9,746
'16	$10,033	$10,227
'16	$10,022	$10,292
'16	$10,073	$10,419
'16	$9,707	$10,269
'16	$9,748	$10,032
'16	$9,791	$10,288
'17	$10,055	$10,653
'17	$10,384	$10,823
'17	$10,545	$11,097
'17	$10,842	$11,335
'17	$11,182	$11,702
'17	$11,288	$11,739
'17	$11,529	$12,171
'17	$11,603	$12,235
'17	$11,826	$12,462
'17	$11,914	$12,697
'17	$11,954	$12,800
'17	$12,159	$13,086
'18	$12,792	$13,815
'18	$12,034	$13,163
'18	$11,851	$12,931
'18	$11,965	$13,138
'18	$11,932	$12,834
'18	$11,804	$12,593
'18	$11,987	$12,894
'18	$11,965	$12,624
'18	$11,961	$12,682
'18	$10,768	$11,650
'18	$10,820	$11,761
'18	$10,007	$11,228
'19	$10,833	$12,077
'19	$11,291	$12,313
'19	$11,489	$12,386
'19	$12,032	$12,713
'19	$11,346	$12,031
'19	$12,212	$12,755
'19	$12,127	$12,601
'19	$11,900	$12,212
'19	$12,003	$12,526
'19	$12,359	$12,963
'19	$12,608	$13,077
'19	$13,034	$13,644
'20	$12,843	$13,277
'20	$12,054	$12,228
'20	$10,451	$10,457
'20	$11,386	$11,250
'20	$12,193	$11,618
'20	$12,824	$12,143
'20	$13,441	$12,684
'20	$14,079	$13,227
'20	$13,833	$12,902
'20	$13,367	$12,625
'20	$14,959	$14,323
'20	$15,788	$15,097
'21	$15,554	$15,130
'21	$15,649	$15,429
'21	$15,601	$15,624
'21	$16,262	$16,084
'21	$16,599	$16,587
'21	$16,650	$16,480
'21	$16,834	$16,208
'21	$17,505	$16,517
'21	$16,441	$15,988
'21	$17,054	$16,369
'21	$16,221	$15,632
'21	$16,895	$16,278
'22	$15,438	$15,678
'22	$14,462	$15,368
'22	$14,432	$15,393
'22	$13,004	$14,426
'22	$13,012	$14,530
'22	$11,640	$13,280
'22	$12,495	$13,734
'22	$11,866	$13,292
'22	$10,567	$11,964
'22	$11,056	$12,322
'22	$12,405	$13,776
'22	$11,835	$13,673
'23	$13,066	$14,782
'23	$12,497	$14,263
'23	$12,972	$14,612
'23	$13,109	$14,866
'23	$12,762	$14,325
'23	$13,280	$14,968
'23	$13,587	$15,577
'23	$13,070	$14,873
'23	$12,338	$14,403
'23	$11,715	$13,809
'23	$12,914	$15,052
'23	$13,558	$15,808
'24	$13,569	$15,651
'24	$14,141	$16,048
'24	$14,591	$16,549
'24	$13,988	$16,252
'24	$14,603	$16,724
'24	$14,513	$16,708
'24	$14,978	$17,095
'24	$15,444	$17,582
'24	$15,558	$18,055
'24	$14,994	$17,169
'24	$15,151	$17,014
'24	$14,677	$16,683
'25	$15,487	$17,355
'25	$15,547	$17,596
'25	$15,234	$17,556
'25	$15,619	$18,190
'25	$16,257	$19,024
'25	$16,758	$19,669
'25	$16,357	$19,613
'25	$16,834	$20,293

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	9.00%	3.64%	5.35%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	8.00%	3.64%	5.35%
MSCI ACWI ex USA Index	15.42%	8.94%	7.33%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 474,359,949
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 2,840,113
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	474,359,949
Number of Portfolio Holdings	81
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	2,840,113

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	23%
Information Technology	18%
Industrials	16%
Health Care	14%
Consumer Discretionary	9%
Communication Services	9%
Materials	4%
Consumer Staples	3%
Energy	3%

Geographical Diversification

Country	% of Net Assets
Germany	16%
France	13%
United States	9%
Switzerland	9%
Netherlands	6%
United Kingdom	6%
Singapore	6%
Canada	6%
China	5%
Japan	5%
Other	18%

Ten Largest Equity Holdings

Holdings	31.5% of Net Assets
DBS Group Holdings Ltd. (Singapore)	4.0%
Allianz SE (Germany)	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3.6%
Lonza Group AG (Switzerland)	3.3%
Deutsche Boerse AG (Germany)	3.2%
Brookfield Corp. (Canada)	3.1%
SAP SE (Germany)	3.0%
Spotify Technology SA (Sweden)	2.7%
Tencent Holdings Ltd. (China)	2.7%
Vinci SA (France)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.92% to 1.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.92% to 1.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000014895
Shareholder Report [Line Items]
Fund Name		DWS International Growth Fund
Class Name		Class S
Trading Symbol		SCOBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Growth Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$92	0.88%

Gross expense ratio as of the latest prospectus: 0.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 10.10% for the period ended August 31, 2025. The Fund's index, the MSCI ACWI ex USA Index, returned 15.42% for the same period.

Stock selection played the largest role in the Fund’s underperformance relative to the MSCI ACWI ex-USA Index. The Fund experienced the weakest results in the information technology sector, where shares of the IT services providers Globant SA (0.7%) and Capgemini SE (0.9%) were hurt by corporations’ slower spending and shift away from large digital transformation projects toward AI-related initiatives. The Netherlands-based semiconductor producer ASML Holding NV (2.1%) also detracted. The company lowered its 2025 revenue guidance, and it came under pressure from weakness in business lines related to consumer electronics and industrial production. The Fund’s holdings underperformed in the industrials sector, as well. Rentokil Initial PLC (0.9%) and Schneider Electric SE (1.4%), which were hurt by slowing growth and weaker demand, respectively, were the two largest detractors. Outside of these two sectors, Marsh & McLennan Companies, Inc. (1.9%) and Novo Nordisk A/S (0.9%) were the most notable detractors. Sector allocation also detracted from performance in the annual period, with an overweight in the underperforming healthcare sector accounting for nearly all of the shortfall.

On the positive side, the Fund strongly outperformed in communication services thanks to a position in the music streaming platform Spotify Technology SA (2.7%). The company reported record profits and a rising number of users, and it demonstrated the ability to monetize its user base more effectively. The consumer discretionary sector was another area of robust relative performance. Sportradar Group AG (0.8%), a provider of real-time sports data services, reported several strong quarterly results as it capitalized on the global expansion of sports betting. Positions in Amer Sports, Inc. (0.7%), a producer of sports equipment and apparel, and Auto1 Group SE (0.8%), a digital auto sales marketplace operator that reported better-than-expected growth, further contributed. Elsewhere in the portfolio, Agnico Eagle Mines Ltd. (1.8%) — a beneficiary of rising precious metals prices — was a key contributor.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI ex USA Index
'15	$10,000	$10,000
'15	$9,574	$9,536
'15	$10,113	$10,246
'15	$10,106	$10,035
'15	$9,895	$9,846
'16	$9,201	$9,176
'16	$9,184	$9,071
'16	$9,828	$9,809
'16	$9,909	$10,067
'16	$9,979	$9,897
'16	$9,641	$9,746
'16	$10,124	$10,227
'16	$10,124	$10,292
'16	$10,184	$10,419
'16	$9,821	$10,269
'16	$9,870	$10,032
'16	$9,923	$10,288
'17	$10,198	$10,653
'17	$10,537	$10,823
'17	$10,709	$11,097
'17	$11,023	$11,335
'17	$11,379	$11,702
'17	$11,496	$11,739
'17	$11,750	$12,171
'17	$11,834	$12,235
'17	$12,074	$12,462
'17	$12,173	$12,697
'17	$12,226	$12,800
'17	$12,449	$13,086
'18	$13,104	$13,815
'18	$12,342	$13,163
'18	$12,162	$12,931
'18	$12,293	$13,138
'18	$12,268	$12,834
'18	$12,147	$12,593
'18	$12,346	$12,894
'18	$12,335	$12,624
'18	$12,342	$12,682
'18	$11,120	$11,650
'18	$11,180	$11,761
'18	$10,349	$11,228
'19	$11,214	$12,077
'19	$11,698	$12,313
'19	$11,914	$12,386
'19	$12,492	$12,713
'19	$11,784	$12,031
'19	$12,696	$12,755
'19	$12,621	$12,601
'19	$12,391	$12,212
'19	$12,510	$12,526
'19	$12,890	$12,963
'19	$13,163	$13,077
'19	$13,620	$13,644
'20	$13,431	$13,277
'20	$12,619	$12,228
'20	$10,951	$10,457
'20	$11,941	$11,250
'20	$12,797	$11,618
'20	$13,475	$12,143
'20	$14,135	$12,684
'20	$14,820	$13,227
'20	$14,577	$12,902
'20	$14,098	$12,625
'20	$15,792	$14,323
'20	$16,682	$15,097
'21	$16,448	$15,130
'21	$16,565	$15,429
'21	$16,532	$15,624
'21	$17,245	$16,084
'21	$17,618	$16,587
'21	$17,691	$16,480
'21	$17,903	$16,208
'21	$18,631	$16,517
'21	$17,516	$15,988
'21	$18,185	$16,369
'21	$17,311	$15,632
'21	$18,049	$16,278
'22	$16,505	$15,678
'22	$15,477	$15,368
'22	$15,459	$15,393
'22	$13,942	$14,426
'22	$13,964	$14,530
'22	$12,504	$13,280
'22	$13,430	$13,734
'22	$12,766	$13,292
'22	$11,378	$11,964
'22	$11,916	$12,322
'22	$13,380	$13,776
'22	$12,778	$13,673
'23	$14,121	$14,782
'23	$13,519	$14,263
'23	$14,042	$14,612
'23	$14,204	$14,866
'23	$13,837	$14,325
'23	$14,412	$14,968
'23	$14,759	$15,577
'23	$14,211	$14,873
'23	$13,428	$14,403
'23	$12,759	$13,809
'23	$14,074	$15,052
'23	$14,789	$15,808
'24	$14,813	$15,651
'24	$15,453	$16,048
'24	$15,957	$16,549
'24	$15,309	$16,252
'24	$15,997	$16,724
'24	$15,909	$16,708
'24	$16,437	$17,095
'24	$16,960	$17,582
'24	$17,100	$18,055
'24	$16,497	$17,169
'24	$16,680	$17,014
'24	$16,173	$16,683
'25	$17,082	$17,355
'25	$17,156	$17,596
'25	$16,826	$17,556
'25	$17,268	$18,190
'25	$17,987	$19,024
'25	$18,557	$19,669
'25	$18,128	$19,613
'25	$18,673	$20,293

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	10.10%	4.73%	6.44%
MSCI ACWI ex USA Index	15.42%	8.94%	7.33%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 474,359,949
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 2,840,113
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	474,359,949
Number of Portfolio Holdings	81
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	2,840,113

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	23%
Information Technology	18%
Industrials	16%
Health Care	14%
Consumer Discretionary	9%
Communication Services	9%
Materials	4%
Consumer Staples	3%
Energy	3%

Geographical Diversification

Country	% of Net Assets
Germany	16%
France	13%
United States	9%
Switzerland	9%
Netherlands	6%
United Kingdom	6%
Singapore	6%
Canada	6%
China	5%
Japan	5%
Other	18%

Ten Largest Equity Holdings

Holdings	31.5% of Net Assets
DBS Group Holdings Ltd. (Singapore)	4.0%
Allianz SE (Germany)	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3.6%
Lonza Group AG (Switzerland)	3.3%
Deutsche Boerse AG (Germany)	3.2%
Brookfield Corp. (Canada)	3.1%
SAP SE (Germany)	3.0%
Spotify Technology SA (Sweden)	2.7%
Tencent Holdings Ltd. (China)	2.7%
Vinci SA (France)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.92% to 0.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.92% to 0.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000070264
Shareholder Report [Line Items]
Fund Name		DWS International Growth Fund
Class Name		Institutional Class
Trading Symbol		SGQIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Growth Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.88%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 10.10% for the period ended August 31, 2025. The Fund's index, the MSCI ACWI ex USA Index, returned 15.42% for the same period.

Stock selection played the largest role in the Fund’s underperformance relative to the MSCI ACWI ex-USA Index. The Fund experienced the weakest results in the information technology sector, where shares of the IT services providers Globant SA (0.7%) and Capgemini SE (0.9%) were hurt by corporations’ slower spending and shift away from large digital transformation projects toward AI-related initiatives. The Netherlands-based semiconductor producer ASML Holding NV (2.1%) also detracted. The company lowered its 2025 revenue guidance, and it came under pressure from weakness in business lines related to consumer electronics and industrial production. The Fund’s holdings underperformed in the industrials sector, as well. Rentokil Initial PLC (0.9%) and Schneider Electric SE (1.4%), which were hurt by slowing growth and weaker demand, respectively, were the two largest detractors. Outside of these two sectors, Marsh & McLennan Companies, Inc. (1.9%) and Novo Nordisk A/S (0.9%) were the most notable detractors. Sector allocation also detracted from performance in the annual period, with an overweight in the underperforming healthcare sector accounting for nearly all of the shortfall.

On the positive side, the Fund strongly outperformed in communication services thanks to a position in the music streaming platform Spotify Technology SA (2.7%). The company reported record profits and a rising number of users, and it demonstrated the ability to monetize its user base more effectively. The consumer discretionary sector was another area of robust relative performance. Sportradar Group AG (0.8%), a provider of real-time sports data services, reported several strong quarterly results as it capitalized on the global expansion of sports betting. Positions in Amer Sports, Inc. (0.7%), a producer of sports equipment and apparel, and Auto1 Group SE (0.8%), a digital auto sales marketplace operator that reported better-than-expected growth, further contributed. Elsewhere in the portfolio, Agnico Eagle Mines Ltd. (1.8%) — a beneficiary of rising precious metals prices — was a key contributor.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	MSCI ACWI ex USA Index
'15	$1,000,000	$1,000,000
'15	$957,394	$953,636
'15	$1,010,915	$1,024,627
'15	$1,010,563	$1,003,476
'15	$989,486	$984,576
'16	$920,116	$917,602
'16	$918,355	$907,114
'16	$983,147	$980,871
'16	$991,246	$1,006,687
'16	$998,289	$989,695
'16	$964,484	$974,554
'16	$1,013,078	$1,022,749
'16	$1,012,726	$1,029,217
'16	$1,018,712	$1,041,909
'16	$982,443	$1,026,929
'16	$987,373	$1,003,176
'16	$992,573	$1,028,836
'17	$1,020,439	$1,065,282
'17	$1,054,653	$1,082,269
'17	$1,071,937	$1,109,706
'17	$1,102,977	$1,133,462
'17	$1,138,602	$1,170,242
'17	$1,150,242	$1,173,876
'17	$1,175,991	$1,217,142
'17	$1,184,457	$1,223,511
'17	$1,208,442	$1,246,224
'17	$1,218,671	$1,269,670
'17	$1,223,609	$1,279,984
'17	$1,246,169	$1,308,593
'18	$1,312,111	$1,381,476
'18	$1,235,887	$1,316,336
'18	$1,217,806	$1,293,121
'18	$1,230,924	$1,313,766
'18	$1,228,442	$1,283,432
'18	$1,216,743	$1,259,309
'18	$1,236,596	$1,289,427
'18	$1,235,533	$1,262,439
'18	$1,236,242	$1,268,190
'18	$1,114,284	$1,165,038
'18	$1,120,311	$1,176,065
'18	$1,037,123	$1,122,834
'19	$1,123,760	$1,207,673
'19	$1,172,291	$1,231,270
'19	$1,193,860	$1,238,604
'19	$1,251,738	$1,271,325
'19	$1,181,278	$1,203,092
'19	$1,272,588	$1,275,536
'19	$1,264,679	$1,260,097
'19	$1,242,032	$1,221,180
'19	$1,253,895	$1,252,606
'19	$1,292,001	$1,296,313
'19	$1,319,322	$1,307,740
'19	$1,365,113	$1,364,372
'20	$1,346,214	$1,327,720
'20	$1,264,801	$1,222,770
'20	$1,097,615	$1,045,721
'20	$1,196,836	$1,124,967
'20	$1,282,974	$1,161,784
'20	$1,350,938	$1,214,285
'20	$1,416,723	$1,268,423
'20	$1,485,414	$1,322,720
'20	$1,461,063	$1,290,204
'20	$1,413,452	$1,262,466
'20	$1,582,819	$1,432,286
'20	$1,672,231	$1,509,702
'21	$1,649,143	$1,512,983
'21	$1,660,504	$1,542,934
'21	$1,657,206	$1,562,442
'21	$1,728,669	$1,608,435
'21	$1,766,049	$1,658,747
'21	$1,773,379	$1,648,000
'21	$1,794,268	$1,620,841
'21	$1,867,563	$1,651,651
'21	$1,755,788	$1,598,764
'21	$1,822,487	$1,636,927
'21	$1,735,265	$1,563,219
'21	$1,808,656	$1,627,821
'22	$1,654,323	$1,567,836
'22	$1,550,928	$1,536,802
'22	$1,549,408	$1,539,251
'22	$1,396,976	$1,442,597
'22	$1,399,637	$1,452,952
'22	$1,253,287	$1,327,958
'22	$1,346,038	$1,373,419
'22	$1,279,516	$1,329,246
'22	$1,140,388	$1,196,414
'22	$1,194,367	$1,232,164
'22	$1,341,097	$1,377,618
'22	$1,280,518	$1,367,317
'23	$1,415,080	$1,478,218
'23	$1,355,099	$1,426,330
'23	$1,407,977	$1,461,197
'23	$1,423,762	$1,486,582
'23	$1,387,458	$1,432,533
'23	$1,444,676	$1,496,810
'23	$1,479,797	$1,557,665
'23	$1,424,946	$1,487,312
'23	$1,346,023	$1,440,337
'23	$1,279,334	$1,380,910
'23	$1,411,134	$1,505,212
'23	$1,482,594	$1,580,837
'24	$1,485,000	$1,565,135
'24	$1,549,147	$1,604,760
'24	$1,599,662	$1,654,925
'24	$1,534,714	$1,625,207
'24	$1,603,672	$1,672,385
'24	$1,594,851	$1,670,795
'24	$1,647,773	$1,709,481
'24	$1,700,293	$1,758,166
'24	$1,714,325	$1,805,509
'24	$1,653,786	$1,716,922
'24	$1,672,229	$1,701,381
'24	$1,621,322	$1,668,323
'25	$1,712,478	$1,735,545
'25	$1,719,936	$1,759,634
'25	$1,686,788	$1,755,642
'25	$1,731,123	$1,819,025
'25	$1,803,219	$1,902,359
'25	$1,860,398	$1,966,893
'25	$1,817,306	$1,961,267
'25	$1,872,000	$2,029,316

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	10.10%	4.73%	6.47%
MSCI ACWI ex USA Index	15.42%	8.94%	7.33%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 474,359,949
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 2,840,113
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	474,359,949
Number of Portfolio Holdings	81
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	2,840,113

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	23%
Information Technology	18%
Industrials	16%
Health Care	14%
Consumer Discretionary	9%
Communication Services	9%
Materials	4%
Consumer Staples	3%
Energy	3%

Geographical Diversification

Country	% of Net Assets
Germany	16%
France	13%
United States	9%
Switzerland	9%
Netherlands	6%
United Kingdom	6%
Singapore	6%
Canada	6%
China	5%
Japan	5%
Other	18%

Ten Largest Equity Holdings

Holdings	31.5% of Net Assets
DBS Group Holdings Ltd. (Singapore)	4.0%
Allianz SE (Germany)	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3.6%
Lonza Group AG (Switzerland)	3.3%
Deutsche Boerse AG (Germany)	3.2%
Brookfield Corp. (Canada)	3.1%
SAP SE (Germany)	3.0%
Spotify Technology SA (Sweden)	2.7%
Tencent Holdings Ltd. (China)	2.7%
Vinci SA (France)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.92% to 0.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.92% to 0.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.